GENERAL AND ADMINISTRATIVE EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses Net
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	For the Years Ended December 31,
	2023	2022
Payroll and related expenses	$1,223	$1,813
Government fees	58	35
Share-based compensation	988	1,365
Professional services	1,204	1,154
Insurance	442	733
Public and investor relations	148	220
Office and maintenance expenses	95	120
Travel	160	180
Other	94	81
Less – insurance loss recoveries	(281)	(156)
	$4,131	$5,545